Contingent liabilities and legal proceedings	6 Months Ended
Dec. 31, 2018
Text block [abstract]
Contingent liabilities and legal proceedings

13. Contingent liabilities and legal proceedings

(a) Guarantees and related matters

As of 31 December 2018, the group has no material unprovided guarantees or indemnities in respect of liabilities of third parties.

(b) Acquisition of USL shares from UBHL, winding-up petitions against UBHL and other proceedings in relation to the USL transaction

On 4 July 2013, Diageo completed its acquisition, under a share purchase agreement with United Breweries (Holdings) Limited (UBHL) and various other sellers (the SPA), of 21,767,749 shares (14.98%) in United Spirits Limited (USL) for a total consideration of INR 31.3 billion (£349 million), including 10,141,437 shares (6.98%) from UBHL. The SPA was signed on 9 November 2012 and was part of the transaction announced by Diageo in relation to USL on that day (the Original USL Transaction). Through a series of further transactions, as of 2 July 2014, Diageo had a 54.78% investment in USL (excluding 2.38% owned by the USL Benefit Trust).

Prior to the acquisition from UBHL on 4 July 2013, the High Court of Karnataka (High Court) had granted leave to UBHL under sections 536 and 537 of the Indian Companies Act 1956 (the Leave Order) to enable the sale by UBHL to Diageo to take place (the UBHL Share Sale) notwithstanding the continued existence of five winding-up petitions that were pending against UBHL on 9 November 2012, being the date of the SPA. Additional winding-up petitions have been brought against UBHL since 9 November 2012, and the Leave Order did not extend to them. At the time of the completion of the UBHL Share Sale, the Leave Order remained subject to review on appeal. However, as stated by Diageo at the time of closing on 4 July 2013, it was considered unlikely that any appeal process in respect of the Leave Order would definitively conclude on a timely basis and, accordingly, Diageo waived the conditionality under the SPA relating to the absence of insolvency proceedings in relation to UBHL and acquired the 10,141,437 USL shares from UBHL at that time.

Following closing of the UBHL Share Sale, appeals were filed by various petitioners in respect of the Leave Order. On 20 December 2013, the division bench of the High Court set aside the Leave Order (the December 2013 Order). Following the December 2013 Order, Diageo filed special leave petitions (SLPs) in the Supreme Court of India against the December 2013 Order.

On 10 February 2014, the Supreme Court of India issued an order giving notice in respect of the SLPs and ordering that the status quo be maintained with regard to the UBHL Share Sale pending a hearing on the matter in the Supreme Court. Following a number of adjournments, the next date for a substantive hearing of the SLPs (in respect of which leave has since been granted and which have been converted to civil appeals) is yet to be fixed.

In separate proceedings, the High Court passed a winding-up order against UBHL on 7 February 2017. On 4 March 2017, UBHL appealed against this order before a division bench of the High Court. This appeal is currently pending.

Diageo continues to believe that the acquisition price of INR 1,440 per share paid to UBHL for the USL shares is fair and reasonable as regards UBHL, UBHL’s shareholders and UBHL’s secured and unsecured creditors. However, adverse results for Diageo in the proceedings referred to above could, absent leave or relief in other proceedings, ultimately result in Diageo losing title to the 10,141,437 USL shares acquired from UBHL. Diageo believes it would remain in control of USL and be able to consolidate USL as a subsidiary regardless of the outcome of this litigation. There can be no certainty as to the outcome of the existing or any further related legal proceedings or the timeframe within which they would be concluded.

Diageo also has the benefit of certain contractual undertakings and commitments from the relevant sellers in relation to potential challenges to its unencumbered title to the USL shares acquired on 4 July 2013, including relating to the winding-up petitions described above and/or certain losses and costs that may be incurred in the event of third party actions relating to the acquisition of the USL shares.

(c) Continuing matters relating to the resignation of Dr Vijay Mallya from USL and USL internal inquiries

On 25 February 2016, Diageo and USL each announced that they had entered into arrangements with Dr Mallya under which he had agreed to resign from his position as a director and as chairman of USL and from his positions in USL’s subsidiaries. As specified by Diageo in its announcement at that time, these arrangements ended its prior agreement with Dr Mallya regarding his position at USL, therefore bringing to an end the uncertainty relating to the governance of USL, and put in place a five-year global non-compete (excluding the United Kingdom), non-interference, non-solicitation and standstill arrangement with Dr Mallya. As part of those arrangements, USL, Diageo and Dr Mallya agreed a mutual release in relation to matters arising out of an inquiry into certain matters referred to in USL’s financial statements and the qualified auditor’s report for the year ended 31 March 2014 (the Initial Inquiry) which had revealed, among other things, certain diversions of USL funds. Dr Mallya also agreed not to pursue any claims against Diageo, USL and their affiliates (including under the prior agreement with Diageo). In evaluating entering into such arrangements, Diageo considered the impact of the arrangements on USL and all of USL’s shareholders, and came to the view that the arrangements were in the best interests of USL and its shareholders.

Diageo’s agreement with Dr Mallya (the February 2016 Agreement) provided for a payment of $75 million (£53 million) to Dr Mallya over a five year period in consideration for the five-year global non-compete, non-interference, non-solicitation and standstill commitments referred to above, his resignation from USL and the termination of his USL-related appointment and governance rights, the relinquishing of rights and benefits attached to his position at USL, and his agreement not to pursue claims against Diageo and USL. The February 2016 Agreement also provided for the release of Dr Mallya’s personal obligations to indemnify (i) Diageo Holdings Netherlands B.V. (DHN) in respect of its earlier liability ($141 million (£96 million)) under a backstop guarantee of certain borrowings of Watson Limited (Watson) (a company affiliated with Dr Mallya), and (ii) Diageo Finance plc in respect of its earlier liability (£30 million) under a guarantee of certain borrowings of United Breweries Overseas Limited. $40 million (£28 million) of the $75 million (£53 million) amount was paid on signing of the February 2016 Agreement with the balance being payable in equal instalments of $7 million (£5 million) a year over five years, subject to and conditional on Dr Mallya’s compliance with certain terms of the agreement. While the first two instalments of $7 million (£5 million) each would have become due on 25 February 2017 and 25 February 2018, respectively, owing to various reasons (including breaches committed by Dr Mallya and certain persons connected with him of several provisions of the February 2016 Agreement and agreements of the same date between Dr Mallya and USL), Diageo believes that it was not liable to pay such amount, and is very unlikely to become liable to pay any future instalments, to Dr Mallya. By notice to Dr Mallya and certain persons connected with him on 24 February 2017, 3 November 2017, 23 February 2018 and 22 August 2018, Diageo and other group companies have demanded from Dr Mallya the repayment of $40 million (£28 million) which was paid by Diageo on 25 February 2016, and also sought compensation from him for various losses incurred by the relevant members of the Diageo group on account of the breaches committed by him and certain persons connected with him. On 16 November 2017, Diageo and other relevant members of the Diageo group commenced claims in the High Court of Justice in England and Wales (the English High Court) against Dr Mallya in relation to certain of the matters specified in those notices. At the same time DHN also commenced claims in the English High Court against Dr Mallya, his son Sidhartha Mallya and two companies affiliated with Dr Mallya (Watson and Continental Administration Services Limited (CASL)) for in excess of $142 million (£105 million) (plus interest) in relation to Watson’s liability to DHN in respect of its borrowings referred to above and the breach of associated security documents. These additional claims are described in paragraph (d) below. Dr Mallya, Sidhartha Mallya and the relevant affiliated companies filed a defence to such claims and the additional claims on 12 March 2018, and Dr Mallya also filed a counterclaim for payment of the two $7 million (£5 million) instalment payments withheld by Diageo as described above. Diageo and the other relevant members of its group filed a reply to that defence and a defence to the counter-claim on 5 September 2018. Diageo intends to continue to prosecute its claims and to defend the counterclaims and, on 18 December 2018, Diageo and the other relevant members of its group filed an application for strike out and/or summary judgment in respect of certain aspects of their defence, including their defence in relation to Watson and CASL’s liability to repay DHN.

As previously announced by USL, the Initial Inquiry identified certain additional parties and matters indicating the possible existence of other improper transactions. These transactions could not be fully analysed during the Initial Inquiry and, accordingly, USL, as previously announced, mandated that its Managing Director and Chief Executive Officer conduct a further inquiry into the transactions involving the additional parties and the additional matters to determine whether they also suffered from improprieties (the Additional Inquiry). USL announced the results of the Additional Inquiry in a notice to the Indian Stock Exchange dated 9 July 2016. The mutual release in relation to the Initial Inquiry agreed by Diageo and USL with Dr Mallya announced on 25 February 2016 does not extend to matters arising out of the Additional Inquiry.

As stated in USL’s previous announcement, the Additional Inquiry revealed further instances of actual or potential fund diversions from USL and its Indian and overseas subsidiaries to, in most cases, Indian and overseas entities in which Dr Mallya appears to have a material direct or indirect interest, as well as other potentially improper transactions involving USL and its Indian and overseas subsidiaries.

In connection with the matters identified by the Additional Inquiry, USL has, pursuant to a detailed review of each case of such fund diversion and after obtaining expert legal advice, where appropriate, filed civil suits for recovery of funds from certain parties, including Dr Mallya, before the relevant courts in India.

The amounts identified in the Additional Inquiry have been previously provided for or expensed in the financial statements of USL or its subsidiaries for prior periods. Further, at this stage, it is not possible for the management of USL to estimate the financial impact on USL, if any, arising out of potential non-compliance with applicable laws in relation to such fund diversions.

(d) Other continuing matters relating to Dr Mallya and affiliates

DHN issued a conditional backstop guarantee on 2 August 2013 to Standard Chartered Bank (Standard Chartered) pursuant to a guarantee commitment agreement (the Guarantee Agreement). The guarantee was in respect of the liabilities of Watson, a company affiliated with Dr Mallya, under a $135 million (£92 million) facility from Standard Chartered (the Facility Agreement). The Guarantee Agreement was entered into as part of the arrangements put in place and announced at the closing of the USL transaction on 4 July 2013.

DHN’s provision of the Guarantee Agreement enabled the refinancing of certain existing borrowings of Watson from a third party bank and facilitated the release by that bank of rights over certain USL shares that were to be acquired by Diageo as part of the USL transaction. The facility matured and entered into default in May 2015. In aggregate DHN paid Standard Chartered $141 million (£96 million) under this guarantee, i.e. including payments of default interest and various fees and expenses.

Watson remains liable for all amounts paid by DHN under the guarantee. Under the guarantee documentation with Standard Chartered, DHN is entitled to the benefit of the underlying security package for the loan, including: (a) certain shares in United Breweries Limited (UBL) held solely by Dr Mallya and certain other shares in UBL held by Dr Mallya jointly with his son Sidhartha Mallya, and (b) the shareholding in Watson.

Aspects of the security package are the subject of various proceedings in India in which third parties are alleging and asserting prior rights to certain assets comprised in the security package or otherwise seeking to restrain enforcement against certain assets by Standard Chartered and/or DHN. These proceedings are ongoing and DHN will continue to vigorously pursue these matters as part of its efforts for enforcement of the underlying security and recovery of outstanding amounts. Diageo believes that the existence of any prior rights or dispute in relation to the security would be in breach of representations and warranties given by Dr Mallya to Standard Chartered at the time the security was granted and further believes that certain actions taken by Dr Mallya in relation to the proceedings described above also breached his obligations to Standard Chartered. In addition to these third party proceedings, Dr Mallya is also subject to proceedings in India under the Prevention of Money Laundering Act and the Fugitive Economic Offenders Act in which the relevant Indian authority, the Directorate of Enforcement, is seeking confiscation of the UBL shares which were provided as security for Watson’s liabilities. DHN is participating in these proceedings in order to protect its security interest in respect of the UBL shares.

Under the terms of the guarantee and as a matter of law, there are arrangements to pass on to DHN the benefit of the security package upon payment under the guarantee of all amounts owed to Standard Chartered. Payment under the guarantee has now occurred as described above. To the extent possible in the context of the proceedings described above, Standard Chartered has taken certain recovery steps and is working with DHN in relation to these proceedings. DHN is actively monitoring the security package and is discussing with Standard Chartered steps to continue enforcement against the background of the proceedings described above, as well as enforcement steps in relation to elements of the security package that are unaffected by those proceedings. DHN’s ability to assume or enforce security over some elements of the security package is also subject to regulatory consent. It is not at this stage possible to determine whether such consent would be forthcoming. In addition to the Indian proceedings just described, certain of the assets comprised in the security package may also be affected by a worldwide freezing order of the English High Court granted on 24 November 2017 and continued on 8 December 2017 and 8 May 2018 in respect of the assets of Dr Mallya.

The agreement with Dr Mallya referenced in paragraph (c) above does not impact the security package. Watson remains liable for all amounts paid pursuant to the guarantee and DHN has the benefit of a counter-indemnity from Watson in respect of payments in connection with the guarantee. The various security providers, including Dr Mallya and Watson, acknowledged in the February 2016 Agreement referred to in paragraph (c) above that DHN is entitled to the benefit of the security package underlying the Standard Chartered facility and have also undertaken to take all necessary actions in that regard. Further, Diageo believes that the existence of any prior rights or disputes in relation to the security package would be in breach of certain confirmations given to Diageo and DHN pursuant to that agreement by Dr Mallya, Watson and certain connected persons.

On 16 November 2017, DHN commenced various claims in the English High Court for, in aggregate, in excess of $142 million (£105 million) (plus interest) in relation to these matters, including the following: (i) a claim against Watson for $141 million (£96 million) (plus interest) under Watson’s counter-indemnity to DHN in respect of payments made by DHN to Standard Chartered under the guarantee referred to above; (ii) a claim against Dr Mallya and Sidhartha Mallya under various agreements creating or relating to the security package referred to above for (a) the costs incurred to date in the various Indian proceedings referred to above (plus interest), and (b) damages of $141 million (£96 million), being DHN’s loss as a result of those Indian proceedings which currently prevent enforcement of the security over shares in UBL (plus interest); and (iii) a claim against CASL, as a co-surety with DHN of Watson’s obligations under the Facility Agreement, for 50% of the difference between the amount claimed under (i) above and the amount (if any) that DHN is in fact able to recover from Watson, Dr Mallya and/or Sidhartha Mallya. As noted in paragraph (c), Dr Mallya, Sidhartha Mallya and the relevant affiliated companies filed a defence to these claims on 12 March 2018. Diageo and the other relevant members of its group filed a reply to that defence on 5 September 2018. As stated in paragraph (c), DHN and Diageo intends to continue to prosecute these claims and, on 18 December 2018, Diageo and the other relevant members of its group filed an application for strike out and/or summary judgment in respect of certain aspects of the defence filed by Dr Mallya, Sidhartha Mallya and the relevant affiliated companies, including in respect of Watson and CASL’s liability to repay DHN. That application is listed for hearing on 23 May 2019.

(e) Other matters in relation to USL

Following USL’s earlier updates concerning the Initial Inquiry as well as in relation to the arrangements with Dr Mallya that were the subject of the 25 February 2016 announcement, USL and Diageo have received various notices from Indian regulatory authorities, including the Ministry of Corporate Affairs, Enforcement Directorate and Securities and Exchange Board of India (SEBI).

Diageo and USL are cooperating fully with the authorities in relation to these matters. Diageo and USL have also received notices from SEBI requesting information in relation to, and explanation of the reasons for, the arrangements with Dr Mallya that were the subject of the 25 February 2016 announcement as well as, in the case of USL, in relation to the Initial Inquiry and the Additional Inquiry, and, in the case of Diageo, whether such arrangements with Dr Mallya or the Watson backstop guarantee arrangements referred to in paragraphs (c) and (d) above were part of agreements previously made with Dr Mallya at the time of the Original USL Transaction announced on 9 November 2012 and the open offer made as part of the Original USL Transaction. Diageo and USL have complied with such information requests and Diageo has confirmed that, consistent with prior disclosures, the Watson backstop guarantee arrangements and the matters described in the 25 February 2016 announcement were not the subject of any earlier agreement with Dr Mallya. In respect of the Watson backstop guarantee arrangements, SEBI issued a further notice to Diageo on 16 June 2016 that if there is any net liability incurred by Diageo (after any recovery under relevant security or other arrangements, which matters remain pending) on account of the Watson backstop guarantee, such liability, if any, would be considered to be part of the price paid for the acquisition of USL shares under the SPA which formed part of the Original USL Transaction and that, in that case, additional equivalent payments would be required to be made to those shareholders (representing 0.04% of the shares in USL) who tendered in the open offer made as part of the Original USL Transaction. Diageo is clear that the Watson backstop guarantee arrangements were not part of the price paid or agreed to be paid for any USL shares under the Original USL Transaction and therefore believes the decision in the SEBI notice to be misconceived and wrong in law and appealed against it before the Securities Appellate Tribunal, Mumbai (SAT). On 1 November 2017, SAT issued an order in respect of Diageo’s appeal in which, amongst other things, it observed that the relevant officer at SEBI had neither considered Diageo’s earlier reply nor provided Diageo with an opportunity to be heard, and accordingly directed SEBI to pass a fresh order after giving Diageo an opportunity to be heard. Following SAT’s order, Diageo has made its further submissions in the matter, including at a personal hearing before a Deputy General Manager of SEBI.

Diageo is unable to assess if the notices or enquiries referred to above will result in enforcement action or, if this were to transpire, to quantify meaningfully the possible loss or range of loss, if any, to which any such action might give rise if determined against Diageo or USL.

In relation to the matters described in the 25 February 2016 announcement, Diageo had also responded to a show cause notice dated 12 May 2017 from SEBI arising out of the previous correspondence in this regard and made its further submissions in the matter, including at a personal hearing before a Whole Time Member of SEBI. On 6 September 2018, SEBI issued an order holding that Diageo had acquired sole control of USL following its earlier open offers, and that no fresh open offer was triggered by Diageo.

(f) USL inventory review

As announced in USL’s results for the quarter ended 31 December 2018, USL recently learned of potential differences in inventory of certain categories of work in progress and related processes in certain plants in India. USL are undertaking a review and will take appropriate steps to understand and address any issues. At this stage, USL is unable to determine the related financial impact, if any, arising from such potential differences.

(g) SEC Inquiry

Diageo has received requests for information from the US Securities and Exchange Commission (SEC) regarding its distribution in and public disclosures regarding the United States and its distribution in certain other Diageo markets as well as additional context about the Diageo group globally. Diageo is currently responding to the SEC’s requests for information in this matter. Diageo is unable to assess if the inquiry will evolve into further information requests or an enforcement action or, if this were to transpire, to quantify meaningfully the possible loss or range of loss, if any, to which any such action might give rise.

(h) Tax

The international tax environment has seen increased scrutiny and rapid change over recent years bringing with it greater uncertainty for multinationals. Against this backdrop, Diageo has been monitoring developments and continues to engage transparently with the tax authorities in the countries where Diageo operates to ensure that the group manages its arrangements on a sustainable basis.

In October 2017, the European Commission opened a state aid investigation into the Group Financing Exemption in the UK controlled foreign company rules. The Group Financing Exemption was introduced in legislation by the UK government in 2013. In common with other UK-based international companies whose arrangements are in line with current UK CFC legislation, Diageo may be affected by the outcome of this investigation. Diageo is monitoring developments. If the preliminary findings of the European Commission’s investigation into the UK legislation are upheld, Diageo calculates its maximum potential liability to be approximately £278 million. Based on its current assessment, Diageo believes that no provision is required in respect of this issue.

Diageo has also been in discussions with the French Tax Authorities over the deductibility of certain interest costs. As previously reported, the French Tax Authorities have issued assessments denying tax relief for interest costs incurred in the periods ended 30 June 2011 to 30 June 2017. Diageo believes that the interest costs are deductible and accordingly is challenging the assessments from the French Tax Authorities. Including interest and penalties, the exposure for the periods ended 30 June 2011 to 31 December 2018 is approximately €241 million (£214 million). Based on its current assessment, Diageo believes that no provision is required in respect of this issue.

The group operates in a large number of markets with complex tax and legislative regimes that are open to subjective interpretation. As assessing an accurate value of contingent liabilities in these markets requires a high level of judgment, contingent liabilities are disclosed on the basis of the current known possible exposure from tax assessment values.

Diageo has reviewed its disclosures in relation to Brazil and India, where Diageo has a large number of ongoing tax cases. While these cases are not individually significant, the current assessment of the aggregate possible exposures is up to approximately £260 million for Brazil and up to approximately £130 million for India. The group believes that the likelihood that the tax authorities will ultimately prevail is lower than probable but higher than remote. Due to the fiscal environment in Brazil and in India the possibility of further tax assessments related to the same matters cannot be ruled out. Based on its current assessment, Diageo believes that no provision is required in respect of these issues.

(i) Other

The group has extensive international operations and is a defendant in a number of legal, customs and tax proceedings incidental to these operations, the outcome of which cannot at present be foreseen. In particular, the group is currently a defendant in various customs proceedings that challenge the declared customs value of products imported by certain Diageo companies. Diageo continues to defend its position vigorously in these proceedings.

Save as disclosed above, neither Diageo, nor any member of the Diageo group, is or has been engaged in, nor (so far as Diageo is aware) is there pending or threatened by or against it, any legal or arbitration proceedings which may have a significant effect on the financial position of the Diageo group.